As filed with the Securities and Exchange Commission on January 20, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
 (Exact name of Registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
 (Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
 (Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  November 30, 2016

Item 1. Schedule of Investments.

Jacob Internet Fund
Schedule of Investments
November 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.6%
	Internet - Commerce - 12.4%
1,900	Amazon.com, Inc. *	$1,426,083
25,000	E*TRADE Financial Corp. *	862,750
24,249	Reis, Inc.	529,841
30,526	Shutterfly, Inc. *	1,546,752
24,075	Zillow Group, Inc. - Class C *	864,774
		5,230,200
	Internet - Infrastructure - 40.6%
18,800	Apple Computer, Inc.	2,077,776
250,000	Bazaarvoice Inc. *	1,325,000
54,000	Castlight Health, Inc. - Class B *	251,100
21,300	CEVA, Inc. *	677,340
633,200	Digital Turbine Inc. *	493,896
185,600	Hortonworks Inc. *	1,687,104
144,446	Immersion Corp. *	1,487,794
26,981	LogMeIn, Inc.	2,721,034
239,009	Mitek Systems, Inc. *	1,338,450
589,000	Netlist, Inc. *	642,010
160,115	Numerex Corp. - Class A *	1,282,521
30,600	Paylocity Holding Corp. *	1,013,166
14,100	Red Hat, Inc. *	1,115,451
14,500	Salesforce.com, Inc. *	1,044,000
		17,156,642
	Internet - Media - 39.6%
2,600	Alphabet, Inc. - Class C *	1,970,904
17,000	Facebook, Inc. - Class A *	2,013,140
31,800	Liberty Global plc - Class C*^	673,206
8,000	LinkedIn Corp. - Class A *	1,561,920
96,600	Pandora Media, Inc. *	1,122,492
12,660	SINA Corp. *^	975,580
30,000	Tencent Holdings Ltd. (HK)(a)	747,027
34,000	TripAdvisor, Inc. *	1,641,520
105,000	Twitter, Inc. *	1,941,450
19,600	WebMD Health Corp. *	1,045,464
81,150	Yelp Inc. *	3,018,780
		16,711,483
	TOTAL COMMON STOCKS (Cost $26,525,124)	39,098,325

	SHORT TERM INVESTMENT - 8.0%
	Money Market Fund - 8.0%
3,395,906	Fidelity Government Portfolio-Class I, 0.28% (b)	3,395,906
	TOTAL SHORT TERM INVESTMENT (Cost $3,395,906)	3,395,906

	TOTAL INVESTMENTS (Cost $29,921,030) - 100.6%	42,494,231
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(256,599)
	TOTAL NET ASSETS - 100.0%	$42,237,632

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 2 Security.
(b)	7-day yield.
HK	Security demoninated in Hong Kong dollars. Value translated into U.S. dollars.

Jacob Internet Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of November 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet - Commerce	$5,230,200	$-	$-	$5,230,200
Internet - Infrastructure	17,156,642	-	-	17,156,642
Internet - Media	15,964,456	747,027	-	16,711,483
Total Common Stock	38,351,298	747,027	-	39,098,325

Short Term Investment
Money Market Fund	3,395,906	-	-	3,395,906

Total Investments in Securities	$41,747,204	$747,027	$-	$42,494,231

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Jacob Small Cap Growth Fund
Schedule of Investments
November 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.5%
	Biotech & Pharmaceuticals - 12.1%
18,351	Cempra, Inc. *	$119,281
162,546	Codexis, Inc. *	772,093
31,600	Esperion Therapeutics, Inc. *	333,696
2,600	Intercept Pharmaceuticals, Inc. *	262,912
18,150	Omeros Corp. *	223,064
9,200	Pacira Pharmaceuticals, Inc. *	293,020
		2,004,066
	Cable/Satellite TV - 1.5%
11,800	Liberty Global plc - Class C *^	249,806

	Chemicals - 4.2%
124,706	BioAmber Inc. *	699,601

	Energy-Exploration & Production - 9.3%
18,000	Carrizo Oil & Gas, Inc. *	762,120
33,524	Energy Recovery Inc. *	365,076
28,000	Oasis Petroleum Inc. *	419,160
		1,546,356
	Financial - 5.5%
9,000	Banco Latinoamericano de Comercio Exterior SA ^	256,320
16,700	Entegra Financial Corp. *	319,805
22,986	First Northwest Bancorp *	338,814
		914,939
	Industrial - 11.5%
81,000	Aspen Aerogels, Inc. *	311,850
17,830	CECO Environmental Corp.	253,008
12,000	MasTec, Inc. *	455,400
19,900	XPO Logistics, Inc. *	886,147
		1,906,405
	Machinery - 3.1%
5,600	The Toro Co.	296,408
2,200	WABCO Holdings Inc. *	216,722
		513,130
	Medical Devices - 4.9%
38,500	Intersect ENT, Inc. *	400,400
765,600	TearLab Corp. *	413,424
		813,824
	Retail & Restaurants - 5.5%
9,000	BJ's Restaurants Inc. *	333,900
57,900	Tilly's Inc. - Class A *	571,473
		905,373
	Technology-Hardware - 1.6%
8,200	CEVA, Inc. *	260,760

	Technology-Software & Services - 39.3%
78,400	Bazaarvoice Inc. *	415,520
69,400	Hortonworks Inc. *	630,846
50,329	Immersion Corp. *	518,389
9,875	LogMeIn, Inc.	995,894
59,521	Numerex Corp. - Class A *	476,763
38,000	Pandora Media, Inc. *	441,560
11,900	Paylocity Holding Corp. *	394,009
9,221	Reis, Inc.	201,479
10,833	Shutterfly, Inc. *	548,908
4,860	SINA Corp. *^	374,511
7,700	WebMD Health Corp. *	410,718
29,750	Yelp Inc. *	1,106,700
		6,515,297
	TOTAL COMMON STOCKS (Cost $15,064,712)	16,329,557

	WARRANT - 0.0%
127,500	TearLab Corp. *(a)	–
	TOTAL WARRANT (Cost $0)	–

	SHORT TERM INVESTMENT - 0.4%
	Money Market Fund - 0.4%
61,395	Fidelity Government Portfolio-Class I, 0.28% (b)	61,395
	TOTAL SHORT TERM INVESTMENT (Cost $61,395)	61,395

	TOTAL INVESTMENTS (Cost $15,126,107) - 98.9%	16,390,952
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	189,400
	TOTAL NET ASSETS - 100.0%	$16,580,352

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Fair Valued Security.
(b)	7-day yield.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Small Cap Growth Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of November 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Biotech & Pharmaceuticals	$2,004,066	$-	$-	$2,004,066
Cable/Satellite TV	249,806	-	-	249,806
Chemicals	699,601	-	-	699,601
Energy-Exploration & Production	1,546,356	-	-	1,546,356
Financial	914,939	-	-	914,939
Industrial	1,906,405	-	-	1,906,405
Machinery	513,130	-	-	513,130
Medical Devices	813,824	-	-	813,824
Retail & Restaurants	905,373	-	-	905,373
Technology-Hardware	260,760	-	-	260,760
Technology-Software & Services	6,515,297	-	-	6,515,297
Total Common Stock	16,329,557	-	-	16,329,557

Warrant	-	-	-	-

Short Term Investment
Money Market Fund	61,395	-	-	61,395

Total Investments in Securities	$16,390,952	$-	$-	$16,390,952

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Jacob Micro Cap Growth Fund
Schedule of Investments
November 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.4%
	Biotech & Pharmaceuticals - 15.4%
9,121	Cempra, Inc. *	$59,286
76,006	Codexis, Inc. *	361,029
14,600	Esperion Therapeutics, Inc. *	154,176
74,700	Imprimis Pharmaceuticals, Inc. *	203,184
9,250	Omeros Corp. *	113,683
150,000	pSivida Corp. *	279,000
		1,170,358
	Chemicals - 4.3%
58,110	BioAmber Inc. *	325,997

	Energy-Exploration & Production - 2.3%
16,000	Energy Recovery Inc. *	174,240

	Financial - 4.3%
8,300	Entegra Financial Corp. *	158,945
11,622	First Northwest Bancorp *	171,308
		330,253
	Food & Beverages - 3.5%
33,013	Reed's, Inc. *	132,052
125,000	Senomyx, Inc. *	135,000
		267,052
	Industrial - 3.6%
38,000	Aspen Aerogels, Inc. *	146,300
8,848	CECO Environmental Corp.	125,553
		271,853
	Medical Devices - 13.6%
54,671	Derma Sciences, Inc. *	262,421
47,660	iCAD, Inc. *	174,912
16,500	Intersect ENT, Inc. *	171,600
18,350	STAAR Surgical Co. *	199,098
409,000	TearLab Corp. *	220,860
		1,028,891
	Retail & Restaurants - 7.5%
4,400	BJ's Restaurants Inc. *	163,240
15,000	Jamba, Inc. *	148,800
26,000	Tilly's Inc. - Class A *	256,620
		568,660
	Technology-Hardware - 6.5%
4,040	CEVA, Inc. *	128,472
131,200	Lantronix, Inc. *	196,800
150,700	Netlist, Inc. *	164,263
		489,535

	Technology-Software & Services - 34.4%
50,000	Bazaarvoice Inc. *	265,000
31,000	Castlight Health, Inc. - Class B *	144,150
244,000	Digital Turbine Inc. *	190,320
32,000	Hortonworks Inc. *	290,880
41,599	I.D. Systems, Inc. *	202,171
22,393	Immersion Corp. *	230,648
42,825	Mitek Systems, Inc. *	239,820
28,804	Numerex Corp. - Class A *	230,720
4,549	Reis, Inc.	99,396
41,029	Sajan Inc. *	146,063
150,000	Sysorex Global *	37,500
112,021	Top Image Systems Ltd. *^	168,031
85,000	USA Technologies, Inc. *	361,250
		2,605,949
	TOTAL COMMON STOCKS (Cost $9,565,152)	7,232,788

	WARRANT - 0.00%
97,500	Tearlab Corp. *(a)	–
	TOTAL WARRANT (Cost $0)	–

	SHORT TERM INVESTMENT - 5.3%
	Money Market Fund - 5.3%
402,260	Fidelity Government Portfolio-Class I, 0.28% (b)	402,260
	TOTAL SHORT TERM INVESTMENT (Cost $402,260)	402,260

	TOTAL INVESTMENTS (Cost $9,967,412) - 100.7%	7,635,048
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(50,291)
	TOTAL NET ASSETS - 100.0%	$7,584,757

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Fair Valued Security.
(b)	7-day yield.

Jacob Micro Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the  Micro Cap Growth Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Micro Cap Growth Fund's investments as of November 30, 2016:

	Level 1	Level 2		Total
Common Stock
Biotech & Pharmaceuticals	$1,170,358	$-	$-	$1,170,358
Chemicals	325,997	-	-	325,997
Energy-Exploration & Production	174,240	-	-	174,240
Financial	330,253	-	-	330,253
Food & Beverages	267,052	-	-	267,052
Industrial	271,853	-	-	271,853
Medical Devices	1,028,891	-	-	1,028,891
Retail & Restaurants	568,660	-	-	568,660
Technology-Hardware	489,535	-	-	489,535
Technology-Software & Services	2,605,949	-	-	2,605,949
Total Common Stock	7,232,788	-	-	7,232,788

Warrant	-	-	-	-

Short Term Investment
Money Market Fund	402,260	-	-	402,260

Total Investments in Securities	$7,635,048	$-	$-	$7,635,048

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The cost basis of investments in the Jacob Internet Fund for federal income tax purposes at November 30, 2016 was as follows*:

Cost of investments	$29,921,030
Gross unrealized appreciation	15,643,502
Gross unrealized depreciation	(3,070,301)
Net unrealized appreciation	$12,573,201

The cost basis of investments in the Jacob Small Cap Growth Fund for federal income tax purposes at November 30, 2016 was as follows*:

Cost of investments	$15,126,107
Gross unrealized appreciation	3,478,003
Gross unrealized depreciation	(2,213,158)
Net unrealized depreciation	$12,573,201

The cost basis of investments in the Jacob Micro Cap Growth Fund for federal income tax purposes at November 30, 2016 was as follows*:

Cost of investments	$9,967,412
Gross unrealized appreciation	893,579
Gross unrealized depreciation	(3,225,943)
Net unrealized depreciation	$(2,332,364)

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title) /s/ Ryan Jacob
                                            Ryan Jacob, President

Date  January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan Jacob
                                           Ryan Jacob, President

Date  January 17, 2017

By (Signature and Title) /s/ Francis Alexander
                                           Francis Alexander, Treasurer

Date  January 17, 2017